Other assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Noncurrent Assets [Line Items]
Reclamation deposits	$ 54,375	$ 50,934
Fekola Mine
Disclosure Of Other Noncurrent Assets [Line Items]
Reclamation deposits	22,000	21,000
Otjikoto Mine
Disclosure Of Other Noncurrent Assets [Line Items]
Reclamation deposits	18,000	14,000
Goose Project
Disclosure Of Other Noncurrent Assets [Line Items]
Reclamation deposits	11,000	12,000
Masbate Mine
Disclosure Of Other Noncurrent Assets [Line Items]
Reclamation deposits	4,000	4,000
BeMetals
Disclosure Of Other Noncurrent Assets [Line Items]
Advance to associates	2,000	2,000
Expected credit loss	$ 7,000	$ 2,000